Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding additional information
Stock options outstanding, shares	75,823,941
Stock options outstanding, weighted average remaining contractual Life (Years)	5.2
Weighted average exercisable price, outstanding	$ 27.60
Stock options exercisable, shares	57,039,334
Stock options exercisable, weighted average exercisable price	$ 29.14
Exercise prices range $11.02-$15.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15.00
Stock options outstanding, shares	10,225,221
Stock options outstanding, weighted average remaining contractual Life (Years)	7.1
Weighted average exercisable price, outstanding	$ 11.42
Stock options exercisable, shares	4,141,927
Stock options exercisable, weighted average exercisable price	$ 11.43
Exercise prices range $15.01-$20.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20.00
Stock options outstanding, shares	212,080
Stock options outstanding, weighted average remaining contractual Life (Years)	4.4
Weighted average exercisable price, outstanding	$ 19.28
Stock options exercisable, shares	182,151
Stock options exercisable, weighted average exercisable price	$ 19.5
Exercise prices range $20.01-$25.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25.00
Stock options outstanding, shares	10,530,634
Stock options outstanding, weighted average remaining contractual Life (Years)	4.3
Weighted average exercisable price, outstanding	$ 22.68
Stock options exercisable, shares	6,814,608
Stock options exercisable, weighted average exercisable price	$ 22.05
Exercise prices range $25.01-$30.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30.00
Stock options outstanding, shares	17,848,881
Stock options outstanding, weighted average remaining contractual Life (Years)	4.8
Weighted average exercisable price, outstanding	$ 29.12
Stock options exercisable, shares	13,566,583
Stock options exercisable, weighted average exercisable price	$ 29.32
Exercise prices range $30.01-$35.00 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35.00
Stock options outstanding, shares	27,400,486
Stock options outstanding, weighted average remaining contractual Life (Years)	5.2
Weighted average exercisable price, outstanding	$ 31.65
Stock options exercisable, shares	22,727,835
Stock options exercisable, weighted average exercisable price	$ 31.55
Exercise prices range $35.01-$36.25 [Member]
Stock options outstanding additional information
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Stock options outstanding, shares	9,606,639
Stock options outstanding, weighted average remaining contractual Life (Years)	5.0
Weighted average exercisable price, outstanding	$ 36.07
Stock options exercisable, shares	9,606,230
Stock options exercisable, weighted average exercisable price	$ 36.07